INCOME TAXES (Current and Deferred Portion of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAXES [Abstract]
Current income tax expenses		290,304	284,352	235,594
Deferred income tax benefit		(58,981)	(77,355)	(99,289)
Income tax expenses	$ 37,283	231,323	206,997	136,305